Filecoiner Preferred Stock (Details) - Filecoiner - Series B Preferred Stock $ / shares in Units, $ in Millions	1 Months Ended
	Nov. 14, 2021	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2021	Oct. 14, 2021 $ / shares shares
Schedule of Equity Method Investments [Line Items]
Investment Owned, Balance, Shares | shares					8,000
Investment liquidation preference					$ 1,000
Investment redemption terms	Filecoiner will use 1.5% of its annual gross revenue to redeem any outstanding shares of Filecoiner Series B Preferred Stock. This amount will be paid to the holder of the Filecoiner Series B Preferred Stock within 15 days of the completion of Filecoiner's audited financial statements During any 12-calendar month period, 25% of the shares of Series B Preferred Stock shall be convertible at the option of the holder thereof at any time into a number of shares of common stock determined by dividing (i) the original issue price by (ii) the conversion price then in effect.
investment conversion price					$ 8.00
Investment Owned, Restricted, Cost | $		$ 6.4	$ 6.4
Measurement Input, Discount Rate
Schedule of Equity Method Investments [Line Items]
Alternative Investment, Measurement Input				0.40
Measurement Input, Risk Free Interest Rate
Schedule of Equity Method Investments [Line Items]
Alternative Investment, Measurement Input				0.0105
Measurement Input, Risk Free Interest Rate | Valuation Technique, Option Pricing Model
Schedule of Equity Method Investments [Line Items]
Alternative Investment, Measurement Input				0.0105
Measurement Input, Cost of Debt
Schedule of Equity Method Investments [Line Items]
Alternative Investment, Measurement Input				0.0748
Measurement Input, Price Volatility | Valuation Technique, Option Pricing Model
Schedule of Equity Method Investments [Line Items]
Alternative Investment, Measurement Input				1.46